GMO Foreign Series Fund
GMO FOREIGN SERIES FUND
Investment objective
Total return in excess of that of its benchmark, the MSCI EAFE Index.

Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Foreign Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2],[3]	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fee	[3],[4]	0.25%	0.10%	none	none
Administration fee	[3]	0.05%	0.05%	0.05%	0.20%	[5]
Other expenses	[3]	0.18%	0.18%	0.18%	0.18%
Total annual fund operating expenses	[3]	0.98%	0.83%	0.73%	0.88%
Expense reimbursement	[3],[6]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[3]	0.97%	0.82%	0.72%	0.87%
[1]	The amount has been restated to reflect current management fees.
[2]	The amount reflects the management fee paid by Foreign Fund. The Fund does not charge a management fee, but indirectly bears the management fee paid by Foreign Fund.
[3]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO Foreign Fund ("Foreign Fund"), the underlying fund in which the Fund invests.
[4]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[5]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both Foreign Fund and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Foreign Series Fund - USD ($)	1 Year	3 Years
Class R4	99	360
Class R5	84	313
Class R6	74	282
Class PS	89	329

Expense Example, No Redemption - GMO Foreign Series Fund - USD ($)	1 Year	3 Years
Class R4	99	360
Class R5	84	313
Class R6	74	282
Class PS	89	329

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2017, the Fund’s portfolio turnover rate is not available.

Principal investment strategies

The Fund invests substantially all of its assets in GMO Foreign Fund (“Foreign Fund”), a series of GMO Trust not offered in this Prospectus. Foreign Fund invests in securities and other instruments. The Fund’s investment objective and principal investment strategies are substantially similar to those of Foreign Fund. Except as otherwise indicated, references to the Fund may also refer to Foreign Fund, and references to actions undertaken or investments held by the Fund may also refer to those by Foreign Fund. GMO serves as investment adviser for both the Fund and Foreign Fund.

GMO seeks to achieve the Fund’s investment objective by investing primarily in non-U.S. developed market equities. GMO determines the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior (such as profit warnings, share issuance or repurchase, and director dealings in company stock), securities’ prices, equity and bond markets, the overall global economy, and governmental policies.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify a portfolio of securities GMO believes will provide a higher return than the MSCI EAFE Index. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to international equity markets. In constructing the Fund’s portfolio, GMO considers a number of factors, including position size, market capitalization, liquidity, transaction costs and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, or currency. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure, and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in investments tied economically to countries other than the United States (see “Name Policies”).

The Fund also may invest in GMO U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

Foreign Series Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Principal risks of investing in the Fund

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in Foreign Fund, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through Foreign Fund, which include those outlined in the following brief summary of principal risks. Foreign Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Foreign Fund may affect Foreign Fund's performance more than if Foreign Fund were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in Foreign Fund, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of Foreign Fund.

•   Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer, its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment of the equity's fundamental fair (or intrinsic) value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•   Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•   Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

•   Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO's models may not accurately predict future market events. In addition, they use assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a company's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•   Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•   Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers (or in sectors within a country or region) that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•   Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund's investments.

•   Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•   Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities will be unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

•   Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines.

•   Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•   Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

•   Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in Foreign Fund, including the risk that Foreign Fund will not perform as expected.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of Foreign Fund (Class III shares) and its predecessor fund, adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and Foreign Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class R4 Shares Years Ending December 31
[1]	Foreign Fund was managed by a different investment team pursuant to a different investment strategy prior to July 1, 2017, which reduces the relevance of the performance results shown for the periods prior to July 1, 2017.

Highest Quarter: 21.57% (2Q2009) Lowest Quarter: -19.87% (3Q2011) Year-to-Date (as of 3/31/17): 6.32%
Average Annual Total Returns Periods Ending December 31, 2016
Average Annual Total Returns - GMO Foreign Series Fund		1 Year		5 Years		10 Years		Inception	Inception Date	[3]
Class R4	[1],[2]	0.72%		5.97%		(0.13%)		10.48%	Aug. 31, 1984
Class R4 | Return After Taxes on Distributions		0.06%	[1],[2]	5.00%	[1],[2]	(0.99%)	[1],[2]		Aug. 31, 1984	[1],[2]
Class R4 | Return After Taxes on Distributions and Sale of Fund Shares		0.93%	[1],[2]	4.61%	[1],[2]	0.09%	[1],[2]		Aug. 31, 1984	[1],[2]
Class R5	[1],[2]	0.87%		6.13%		0.02%		10.64%	Aug. 31, 1984
Class R6	[1],[2]	0.98%		6.24%		0.12%		10.75%	Aug. 31, 1984
Class PS	[1],[2]	0.82%		6.08%		(0.03%)		10.59%	Aug. 31, 1984
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	[1],[2]	1.00%		6.53%		0.75%		8.50%	Aug. 31, 1984
[1]	Foreign Fund was managed by a different investment team pursuant to a different investment strategy prior to July 1, 2017, which reduces the relevance of the performance results shown for the periods prior to July 1, 2017.
[2]	Information on Foreign Fund's return after taxes is unavailable prior to June 28, 1996, the date Foreign Fund commenced operations as a registered investment company. Prior to that date, Foreign Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of Foreign Fund. Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool's higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on Foreign Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.
[3]	Inception date for Foreign Fund's predecessor fund (Class III shares).